Investments Recorded at Nav Per Share - Employee Benefit Plan Fair Value Investment NAV (Detail) - EBP 003 [Member] - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Plan Fair Value Investment NAV [Line Items]
Employee Benefit Plan, Investment Excluding Plan Interest In Master Trust Net Asset Value	[1]	$ 3,400,576,478	$ 2,975,531,860
American Beacon Small Cap Value Fund [Member]
Employee Benefit Plan Fair Value Investment NAV [Line Items]
Employee Benefit Plan, Investment Excluding Plan Interest In Master Trust Net Asset Value		$ 115,173,803	$ 122,192,338
EBP, Fair Value, Investment, NAV, Redemption, Description		Immediate	Immediate
EBP, Fair Value, Investment, NAV, Redemption Other Restriction, Description		None	None
Employee Benefit, Plan Fair Value Investment Nav Redemption Notice Period Description		None	None
JPMCB LG CP GR CFE [Member]
Employee Benefit Plan Fair Value Investment NAV [Line Items]
Employee Benefit Plan, Investment Excluding Plan Interest In Master Trust Net Asset Value		$ 614,540,489
EBP, Fair Value, Investment, NAV, Redemption, Description		Immediate
EBP, Fair Value, Investment, NAV, Redemption Other Restriction, Description		None
Employee Benefit, Plan Fair Value Investment Nav Redemption Notice Period Description		None
JPMCB SR PB INCOME C [Member]
Employee Benefit Plan Fair Value Investment NAV [Line Items]
Employee Benefit Plan, Investment Excluding Plan Interest In Master Trust Net Asset Value		$ 74,927,204	$ 74,036,781
EBP, Fair Value, Investment, NAV, Redemption, Description		Immediate	Immediate
EBP, Fair Value, Investment, NAV, Redemption Other Restriction, Description		None	None
Employee Benefit, Plan Fair Value Investment Nav Redemption Notice Period Description		None	None
JPMCB SR PB 2025 CFB [Member]
Employee Benefit Plan Fair Value Investment NAV [Line Items]
Employee Benefit Plan, Investment Excluding Plan Interest In Master Trust Net Asset Value		$ 97,237,443
EBP, Fair Value, Investment, NAV, Redemption, Description		Immediate
EBP, Fair Value, Investment, NAV, Redemption Other Restriction, Description		None
Employee Benefit, Plan Fair Value Investment Nav Redemption Notice Period Description		None
JPMCB SR PB 2030 CFB [Member]
Employee Benefit Plan Fair Value Investment NAV [Line Items]
Employee Benefit Plan, Investment Excluding Plan Interest In Master Trust Net Asset Value		$ 158,792,523
EBP, Fair Value, Investment, NAV, Redemption, Description		Immediate
EBP, Fair Value, Investment, NAV, Redemption Other Restriction, Description		None
Employee Benefit, Plan Fair Value Investment Nav Redemption Notice Period Description		None
JPMCB SR PB 2035 CFB [Member]
Employee Benefit Plan Fair Value Investment NAV [Line Items]
Employee Benefit Plan, Investment Excluding Plan Interest In Master Trust Net Asset Value		$ 180,358,434
EBP, Fair Value, Investment, NAV, Redemption, Description		Immediate
EBP, Fair Value, Investment, NAV, Redemption Other Restriction, Description		None
Employee Benefit, Plan Fair Value Investment Nav Redemption Notice Period Description		None
JPMCB SR PB 2040 CFB [Member]
Employee Benefit Plan Fair Value Investment NAV [Line Items]
Employee Benefit Plan, Investment Excluding Plan Interest In Master Trust Net Asset Value		$ 174,349,260
EBP, Fair Value, Investment, NAV, Redemption, Description		Immediate
EBP, Fair Value, Investment, NAV, Redemption Other Restriction, Description		None
Employee Benefit, Plan Fair Value Investment Nav Redemption Notice Period Description		None
JPMCB SR PB 2045 CFB [Member]
Employee Benefit Plan Fair Value Investment NAV [Line Items]
Employee Benefit Plan, Investment Excluding Plan Interest In Master Trust Net Asset Value		$ 157,010,683
EBP, Fair Value, Investment, NAV, Redemption, Description		Immediate
EBP, Fair Value, Investment, NAV, Redemption Other Restriction, Description		None
Employee Benefit, Plan Fair Value Investment Nav Redemption Notice Period Description		None
JPMCB SR PB 2050 CFB [Member]
Employee Benefit Plan Fair Value Investment NAV [Line Items]
Employee Benefit Plan, Investment Excluding Plan Interest In Master Trust Net Asset Value		$ 147,236,966
EBP, Fair Value, Investment, NAV, Redemption, Description		Immediate
EBP, Fair Value, Investment, NAV, Redemption Other Restriction, Description		None
Employee Benefit, Plan Fair Value Investment Nav Redemption Notice Period Description		None
JPMCB SR PB 2055 CFB [Member]
Employee Benefit Plan Fair Value Investment NAV [Line Items]
Employee Benefit Plan, Investment Excluding Plan Interest In Master Trust Net Asset Value		$ 106,891,024
EBP, Fair Value, Investment, NAV, Redemption, Description		Immediate
EBP, Fair Value, Investment, NAV, Redemption Other Restriction, Description		None
Employee Benefit, Plan Fair Value Investment Nav Redemption Notice Period Description		None
JPMCB SR PB 2060 CFB [Member]
Employee Benefit Plan Fair Value Investment NAV [Line Items]
Employee Benefit Plan, Investment Excluding Plan Interest In Master Trust Net Asset Value		$ 99,070,464
EBP, Fair Value, Investment, NAV, Redemption, Description		Immediate
EBP, Fair Value, Investment, NAV, Redemption Other Restriction, Description		None
Employee Benefit, Plan Fair Value Investment Nav Redemption Notice Period Description		None
JPMCB SR PB 2065 CFB [Member]
Employee Benefit Plan Fair Value Investment NAV [Line Items]
Employee Benefit Plan, Investment Excluding Plan Interest In Master Trust Net Asset Value		$ 15,154,362
EBP, Fair Value, Investment, NAV, Redemption, Description		Immediate
EBP, Fair Value, Investment, NAV, Redemption Other Restriction, Description		None
Employee Benefit, Plan Fair Value Investment Nav Redemption Notice Period Description		None
Managed Income Portfolio II Class3 [Member]
Employee Benefit Plan Fair Value Investment NAV [Line Items]
Employee Benefit Plan, Investment Excluding Plan Interest In Master Trust Net Asset Value		$ 195,027,503	$ 184,156,601
EBP, Fair Value, Investment, NAV, Redemption, Description		Immediate	Immediate
EBP, Fair Value, Investment, NAV, Redemption Other Restriction, Description		None	None
Employee Benefit, Plan Fair Value Investment Nav Redemption Notice Period Description		None	None
Metwest Tot Rtn Bd P [Member]
Employee Benefit Plan Fair Value Investment NAV [Line Items]
Employee Benefit Plan, Investment Excluding Plan Interest In Master Trust Net Asset Value		$ 39,243,341	$ 34,177,842
EBP, Fair Value, Investment, NAV, Redemption, Description		Immediate	Immediate
EBP, Fair Value, Investment, NAV, Redemption Other Restriction, Description		None	None
Employee Benefit, Plan Fair Value Investment Nav Redemption Notice Period Description		None	None
MFS MID CAP VALUE R4 [Member]
Employee Benefit Plan Fair Value Investment NAV [Line Items]
Employee Benefit Plan, Investment Excluding Plan Interest In Master Trust Net Asset Value		$ 106,507,980	$ 107,692,652
EBP, Fair Value, Investment, NAV, Redemption, Description		Immediate	Immediate
EBP, Fair Value, Investment, NAV, Redemption Other Restriction, Description		None	None
Employee Benefit, Plan Fair Value Investment Nav Redemption Notice Period Description		None	None
SP 500 INDEX PL CL D [Member]
Employee Benefit Plan Fair Value Investment NAV [Line Items]
Employee Benefit Plan, Investment Excluding Plan Interest In Master Trust Net Asset Value		$ 872,407,900	$ 758,023,099
EBP, Fair Value, Investment, NAV, Redemption, Description		Immediate	Immediate
EBP, Fair Value, Investment, NAV, Redemption Other Restriction, Description		None	None
Employee Benefit, Plan Fair Value Investment Nav Redemption Notice Period Description		None	None
SP EXT MKT IDX CL D [Member]
Employee Benefit Plan Fair Value Investment NAV [Line Items]
Employee Benefit Plan, Investment Excluding Plan Interest In Master Trust Net Asset Value		$ 176,912,007	$ 172,332,428
EBP, Fair Value, Investment, NAV, Redemption, Description		Immediate	Immediate
EBP, Fair Value, Investment, NAV, Redemption Other Restriction, Description		None	None
Employee Benefit, Plan Fair Value Investment Nav Redemption Notice Period Description		None	None
SP GLB EXUS IDX CL D [Member]
Employee Benefit Plan Fair Value Investment NAV [Line Items]
Employee Benefit Plan, Investment Excluding Plan Interest In Master Trust Net Asset Value		$ 69,735,092	$ 40,191,701
EBP, Fair Value, Investment, NAV, Redemption, Description		Immediate	Immediate
EBP, Fair Value, Investment, NAV, Redemption Other Restriction, Description		None	None
Employee Benefit, Plan Fair Value Investment Nav Redemption Notice Period Description		None	None
JPMCB SR PB 2025 C [Member]
Employee Benefit Plan Fair Value Investment NAV [Line Items]
Employee Benefit Plan, Investment Excluding Plan Interest In Master Trust Net Asset Value			$ 85,954,477
EBP, Fair Value, Investment, NAV, Redemption, Description			Immediate
EBP, Fair Value, Investment, NAV, Redemption Other Restriction, Description			None
Employee Benefit, Plan Fair Value Investment Nav Redemption Notice Period Description			None
JPMCB SR PB 2030 C [Member]
Employee Benefit Plan Fair Value Investment NAV [Line Items]
Employee Benefit Plan, Investment Excluding Plan Interest In Master Trust Net Asset Value			$ 139,383,829
EBP, Fair Value, Investment, NAV, Redemption, Description			Immediate
EBP, Fair Value, Investment, NAV, Redemption Other Restriction, Description			None
Employee Benefit, Plan Fair Value Investment Nav Redemption Notice Period Description			None
JPMCB SR PB 2035 C [Member]
Employee Benefit Plan Fair Value Investment NAV [Line Items]
Employee Benefit Plan, Investment Excluding Plan Interest In Master Trust Net Asset Value			$ 151,539,746
EBP, Fair Value, Investment, NAV, Redemption, Description			Immediate
EBP, Fair Value, Investment, NAV, Redemption Other Restriction, Description			None
Employee Benefit, Plan Fair Value Investment Nav Redemption Notice Period Description			None
JPMCB SR PB 2040 C [Member]
Employee Benefit Plan Fair Value Investment NAV [Line Items]
Employee Benefit Plan, Investment Excluding Plan Interest In Master Trust Net Asset Value			$ 142,411,151
EBP, Fair Value, Investment, NAV, Redemption, Description			Immediate
EBP, Fair Value, Investment, NAV, Redemption Other Restriction, Description			None
Employee Benefit, Plan Fair Value Investment Nav Redemption Notice Period Description			None
JPMCB SR PB 2045 C [Member]
Employee Benefit Plan Fair Value Investment NAV [Line Items]
Employee Benefit Plan, Investment Excluding Plan Interest In Master Trust Net Asset Value			$ 124,600,107
EBP, Fair Value, Investment, NAV, Redemption, Description			Immediate
EBP, Fair Value, Investment, NAV, Redemption Other Restriction, Description			None
Employee Benefit, Plan Fair Value Investment Nav Redemption Notice Period Description			None
JPMCB SR PB 2050 C [Member]
Employee Benefit Plan Fair Value Investment NAV [Line Items]
Employee Benefit Plan, Investment Excluding Plan Interest In Master Trust Net Asset Value			$ 114,104,309
EBP, Fair Value, Investment, NAV, Redemption, Description			Immediate
EBP, Fair Value, Investment, NAV, Redemption Other Restriction, Description			None
Employee Benefit, Plan Fair Value Investment Nav Redemption Notice Period Description			None
JPMCB SR PB 2055 C [Member]
Employee Benefit Plan Fair Value Investment NAV [Line Items]
Employee Benefit Plan, Investment Excluding Plan Interest In Master Trust Net Asset Value			$ 80,553,523
EBP, Fair Value, Investment, NAV, Redemption, Description			Immediate
EBP, Fair Value, Investment, NAV, Redemption Other Restriction, Description			None
Employee Benefit, Plan Fair Value Investment Nav Redemption Notice Period Description			None
JPMCB SR PB 2060 C [Member]
Employee Benefit Plan Fair Value Investment NAV [Line Items]
Employee Benefit Plan, Investment Excluding Plan Interest In Master Trust Net Asset Value			$ 74,813,696
EBP, Fair Value, Investment, NAV, Redemption, Description			Immediate
EBP, Fair Value, Investment, NAV, Redemption Other Restriction, Description			None
Employee Benefit, Plan Fair Value Investment Nav Redemption Notice Period Description			None
JPMCB SR PB 2065 C [Member]
Employee Benefit Plan Fair Value Investment NAV [Line Items]
Employee Benefit Plan, Investment Excluding Plan Interest In Master Trust Net Asset Value			$ 4,307,171
EBP, Fair Value, Investment, NAV, Redemption, Description			Immediate
EBP, Fair Value, Investment, NAV, Redemption Other Restriction, Description			None
Employee Benefit, Plan Fair Value Investment Nav Redemption Notice Period Description			None
T Rowe Price Growth Stock E Trust [Member]
Employee Benefit Plan Fair Value Investment NAV [Line Items]
Employee Benefit Plan, Investment Excluding Plan Interest In Master Trust Net Asset Value			$ 565,060,409
EBP, Fair Value, Investment, NAV, Redemption, Description			Immediate
EBP, Fair Value, Investment, NAV, Redemption Other Restriction, Description			None
Employee Benefit, Plan Fair Value Investment Nav Redemption Notice Period Description			None

[1]	In accordance with Subtopic 820-10, certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.